Share Based Payment Plans - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares	Jan. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,405,662	3,548,504	3,405,662	3,548,504	3,546,663
Weighted-average Exercise Price, Outstanding | (per share)	$ 73.94	$ 67.46		$ 67.46	$ 58.6
Weighted-average remaining life (years), Outstanding	6 years 2 months 12 days	6 years 8 months 12 days
Number of options, Exercisable	2,228,917	1,955,579	2,228,917	1,955,579
Weighted-average Exercise Price , Exercisable | (per share)	$ 59.03			$ 51.69
$20 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	818,726	1,129,001	818,726	1,129,001
Weighted-average Exercise Price, Outstanding | (per share)	$ 27.44			$ 27.47
Weighted-average remaining life (years), Outstanding	4 years 10 months 24 days	5 years 10 months 24 days
Number of options, Exercisable	818,726	764,326	818,726	764,326
Weighted-average Exercise Price , Exercisable | (per share)	$ 27.44			$ 27.86
$40 to $60 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	493,580	584,980	493,580	584,980
Weighted-average Exercise Price, Outstanding	$ 45.86	$ 45.86
Weighted-average remaining life (years), Outstanding	4 years 3 months 18 days	5 years 3 months 18 days
Number of options, Exercisable	493,580	584,980	493,580	584,980
Weighted-average Exercise Price , Exercisable	$ 45.86	$ 45.86
$60 to $80 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	252,011	274,473	252,011	274,473
Weighted-average Exercise Price, Outstanding	$ 62.95	$ 62.96
Weighted-average remaining life (years), Outstanding	3 years 6 months	4 years 6 months
Number of options, Exercisable	252,011	272,223	252,011	272,223
Weighted-average Exercise Price , Exercisable	$ 62.95	$ 62.9
$80 to $100 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	456,720	39,400	456,720	39,400
Weighted-average Exercise Price, Outstanding			$ 97.46	$ 90.31
Weighted-average remaining life (years), Outstanding	9 years 1 month 6 days	8 years 8 months 12 days
Number of options, Exercisable	18,800	9,850	18,800	9,850
Weighted-average Exercise Price , Exercisable			$ 90.26	$ 90.31
$100 to $120 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	1,379,325	1,514,050	1,379,325	1,514,050
Weighted-average Exercise Price, Outstanding	$ 105.62	$ 105.61
Weighted-average remaining life (years), Outstanding	7 years 2 months 12 days	8 years 2 months 12 days
Number of options, Exercisable	641,825	320,900	641,825	320,900
Weighted-average Exercise Price , Exercisable	$ 106.6	$ 107.66
$120 to $140 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	5,300	6,600	5,300	6,600
Weighted-average Exercise Price, Outstanding	$ 123.03	$ 123.03
Weighted-average remaining life (years), Outstanding	6 years 7 months 6 days	7 years 7 months 6 days
Number of options, Exercisable	3,975	3,300	3,975	3,300
Weighted-average Exercise Price , Exercisable	$ 123.03	$ 123.03